Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share

The table below sets forth the computation of basic and diluted earnings per share:

	Three months ended
(in millions, except per share data)	July 25, 2014	July 26, 2013
Numerator:
Net earnings	$871	$953
Denominator:
Basic – weighted average shares outstanding	992.6	1,009.7
Effect of dilutive securities:
Employee stock options	7.5	6.6
Employee restricted stock units	5.0	4.8
Other	0.1	0.1

Diluted – weighted average shares outstanding	1,005.2	1,021.2

Basic earnings per share:	$0.88	$0.94
Diluted earnings per share:	$0.87	$0.93

The table below sets forth the computation of basic and diluted earnings per share:

	Fiscal Year
(in millions, except per share data)	2014	2013	2012
Numerator:
Earnings from continuing operations	$3,065	$3,467	$3,415
Earnings from discontinued operations	—	—	202
Net earnings	3,065	3,467	3,617
Denominator:
Basic – weighted average shares outstanding	1,002.1	1,019.3	1,053.9
Effect of dilutive securities:
Employee stock options	7.1	2.8	0.9
Employee restricted stock units	4.3	5.3	4.9
Other	0.1	0.1	0.2

Diluted – weighted average shares outstanding	1,013.6	1,027.5	1,059.9

Basic earnings per share:
Earnings from continuing operations	$3.06	$3.40	$3.24
Earnings from discontinued operations	$—	$—	$0.19
Net earnings	$3.06	$3.40	$3.43
Diluted earnings per share:
Earnings from continuing operations	$3.02	$3.37	$3.22
Earnings from discontinued operations	$—	$—	$0.19
Net earnings	$3.02	$3.37	$3.41